Income taxes - Summary of Company's Effective Tax Rate on Income From Continuing Operations and Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Income tax expense at federal statutory rate	$ 3,687	$ 2,324	$ 658
State income tax, net of federal benefit	581	506	76
Non-deductible transaction expenses		259
Non-deductible private placement warrant expense	152	130
Domestic production activity	(221)	(216)	51
Research tax credits	(44)	(240)	(260)
Other, net	(12)	10	(159)
Income tax expense	$ 4,143	$ 2,773	$ 366
Income tax expense at federal statutory rate	34.00%	34.00%	34.00%
State income tax, net of federal benefit	5.40%	7.40%	3.90%
Non-deductible transaction expenses		3.80%
Non-deductible private placement warrant expense	1.40%	1.90%
Domestic production activity	(2.00%)	(3.10%)	2.60%
Research tax credits	(0.40%)	(3.50%)	(13.40%)
Other, net	(0.20%)	0.10%	(8.20%)
Income tax expense	38.20%	40.60%	18.90%